Document and Entity Information	Apr. 20, 2018
Prospectus:
Document Type	497
Document Period End Date	Apr. 20, 2018
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Apr. 20, 2018
Document Effective Date	Apr. 20, 2018
Prospectus Date	Oct. 13, 2017
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Institutional Class Shares
Prospectus:
Trading Symbol	UNAVX
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Class Z Shares
Prospectus:
Trading Symbol	ZNAVX